Condensed Parent Company Only Financial Statements (Tables)	12 Months Ended
Dec. 31, 2015
HopFed [Member]
Summary of Condensed Statements of Cash Flows

Condensed Statements of Cash Flows:

	2015	2014	2013
Cash flows from operating activities:
Net income	$2,404	2,199	3,762
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Equity in undistributed earnings of subsidiary	8,943	(423)	817
Amortization of restricted stock	190	164	115
Increase (decrease) in:
Current income taxes payable	11	200	(355)
Accrued expenses	(149)	280	(142)

Net cash (used in) provided by operating activities:	11,399	2,420	4,197

Cash flows for investing activities:
Net cash flow used in investing activities	—	—	—
Cash flows from financing activities:
Purchase of preferred stock - treasury	—	—	—
Purchase of common stock - treasury	(11,926)	(3,500)	(853)
Purchase of common stock warrant	—	—	(257)
Proceeds on ESOP loan	704	—	—
Dividends paid on common stock	(1,022)	(1,187)	(751)

Net cash (used in) provided by financing activities	(12,244)	(4,687)	(1,861)

Net increase (decrease) in cash	(845)	(2,267)	2,336

Cash and due from banks at beginning of year	2,932	5,199	2,863

Cash and due from banks at end of year	$2,087	2,932	5,199